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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163


                      	Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Protected Principal Plus Fund
        Schedule of Investments  3/31/06

shares                                                Value
        Common Stock - 31.7 %
        Energy - 2.4 %
        Integrated Oil & Gas - 1.8 %
3,425   ConocoPhillips                               $216,289
6,430   Chevron Corp.                                 372,747
2,295   Occidental Petroleum Corp.                    212,632
3,952   Exxon Mobil Corp.                             240,519
                                                     $1,042,187
        Oil & Gas Equipment And Services - 0.2 %
1,620   Weatherford Intl, Inc. *                     $74,115
        Oil & Gas Explration & Production - 0.4 %
1,575   Apache Corp.                                 $103,178
3,066   Pioneer Natural Resources Co.                 135,671
                                                     $238,849
        Total Energy                                 $1,355,151
        Materials - 1.9 %
        Aluminum - 0.2 %
2,749   Alcoa, Inc.                                  $84,009
        Diversified Chemical - 0.3 %
1,333   E.I. du Pont de Nemours and Co.              $56,266
2,481   Dow Chemical Co.                              100,729
                                                     $156,995
        Diversified Metals & Mining - 1.1 %
3,679   Inco Ltd.                                    $183,545
2,256   Rio Tinto Plc (A.D.R.)                        466,992
                                                     $650,537
        Industrial Gases - 0.2 %
1,226   Air Products & Chemicals, Inc.               $82,375
542     Praxair, Inc.                                 29,891
                                                     $112,266
        Specialty Chemicals - 0.1 %
2,018   Ecolab, Inc.                                 $77,088
        Total Materials                              $1,080,895
        Capital Goods - 2.9 %
        Aerospace & Defense - 0.8 %
3,127   General Dynamics Corp.                       $200,065
238     Lockheed Martin Corp. *                       17,881
4,369   United Technologies Corp.                     253,271
                                                     $471,217
        Building Products - 0.0 %
289     Masco Corp.                                  $9,390
        Construction & Farm Machinery & Hvy Trks - 1.3 %
3,472   Caterpillar, Inc.                            $249,324
3,289   Deere & Co.                                   259,995
3,210   PACCAR, Inc.                                  226,241
                                                     $735,560
        Electrical Component & Equipment - 0.4 %
1,307   Emerson Electric Co.                         $109,304
1,084   Rockwell International Corp.                  77,950
                                                     $187,254
        Industrial Conglomerates - 0.3 %
4,635   General Electric Co.                         $161,205
285     3M Co.                                        21,572
                                                     $182,777
        Industrial Machinery - 0.1 %
501     Parker Hannifin Corp.                        $40,386
        Total Capital Goods                          $1,626,584
        Transportation - 1.3 %
        Airlines - 0.2 %
5,854   Southwest Airlines Co.                       $105,313
        Railroads - 1.1 %
2,546   Burlington Northern, Inc.                    $212,158
7,779   Norfolk Southern Corp.                        420,611
                                                     $632,769
        Total Transportation                         $738,082
        Automobiles & Components - 0.7 %
        Auto Parts & Equipment - 0.4 %
2,933   Johnson Controls, Inc.                       $222,703
        Automobile Manufacturers - 0.3 %
21,858  Ford Motor Corp.                             $173,990
        Total Automobiles & Components               $396,693
        Consumer Durables & Apparel - 0.1 %
        Apparel, Accessories & Luxury Goods - 0.1 %
1,100   Liz Claiborne, Inc.                          $45,078
        Total Consumer Durables & Apparel            $45,078
        Consumer Services - 0.0 %
        Restaurants - 0.0 %
252     Tricon Global Restaurants, Inc               $12,313
        Total Consumer Services                      $12,313
        Media - 2.1 %
        Advertising - 0.3 %
2,234   Omnicom Group                                $185,981
        Movies & Entertainment - 0.2 %
2,778   The Walt Disney Co. *                        $77,478
        Publishing - 1.6 %
9,559   Reed Elsevier NV (A.D.R.)                    $274,152
2,574   Gannett Co.                                   154,234
684     John Wiley & Sons, Inc.                       25,889
7,849   McGraw-Hill Co., Inc.                         452,259
                                                     $906,534
        Total Media                                  $1,169,993
        Retailing - 1.6 %
        Computer & Electronics Retail - 0.1 %
695     GameStop Corp. (Class B)*                    $30,107
        Department Stores - 0.4 %
1,546   Federated Department Stores, Inc.            $112,858
2,310   Nordstrom Inc.                                90,506
                                                     $203,364
        General Merchandise Stores - 0.6 %
6,532   Target Corp.                                 $339,729
        Home Improvement Retail - 0.3 %
848     Home Depot, Inc.                             $35,870
2,534   Lowe's Companies, Inc.                        163,291
                                                     $199,161
        Specialty Stores - 0.2 %
1,629   Barnes & Noble, Inc.                         $75,341
2,652   Staples Inc. *                                67,679
                                                     $143,020
        Total Retailing                              $915,381
        Food & Drug Retailing - 1.0 %
        Drug Retail - 0.7 %
3,035   CVS Corp.                                    $90,655
7,286   Walgreen Co.                                  314,245
                                                     $404,900
        Food Distributors - 0.2 %
4,112   Sysco Corp.                                  $131,790
        Hypermarkets & Supercenters - 0.1 %
720     Costco Wholesale Corp.                       $38,995
        Total Food & Drug Retailing                  $575,685
        Food Beverage & Tobacco - 1.5 %
        Packaged Foods & Meats - 1.1 %
4,459   Campbell Soup Co.                            $144,472
2,390   General Mills, Inc.                           121,125
3,633   H.J. Heinz Co., Inc.                          137,763
2,747   Hershey Foods Corp.                           143,476
648     Kellogg Co.                                   28,538
4,160   Sara Lee Corp.                                74,381
                                                     $649,755
        Soft Drinks - 0.4 %
3,918   PepsiCo, Inc.                                $226,421
        Total Food Beverage & Tobacco                $876,176
        Household & Personal Products - 0.5 %
        Household Products - 0.4 %
3,469   Colgate-Palmolive Co.                        $198,080
792     Clorox Co.                                    47,401
                                                     $245,481
        Personal Products - 0.1 %
1,097   Estee Lauder Co. *                           $40,797
        Total Household & Personal Products          $286,278
        Health Care Equipment & Services - 1.1 %
        Health Care Equipment - 1.1 %
2,304   C. R. Bard, Inc.                             $156,234
3,856   Becton, Dickinson & Co.                       237,452
2,331   Biomet, Inc.                                  82,797
1,195   Medtronic, Inc.                               60,646
1,426   St. Jude Medical, Inc. *                      58,466
1,085   Stryker Corp. *                               48,109
                                                     $643,704
        Total Health Care Equipment & Services       $643,704
        Pharmaceuticals & Biotechnology - 2.8 %
        Biotechnology - 0.0 %
441     Amgen, Inc. *                                $32,083
        Pharmaceuticals - 2.8 %
3,639   Abbott Laboratories                          $154,548
3,973   Bristol-Myers Squibb Co.                      97,776
2,863   Barr Laboratorie, Inc. *                      180,312
4,383   Johnson & Johnson                             259,561
2,384   Eli Lilly & Co.                               131,835
3,409   Merck & Co., Inc.                             120,099
3,016   Novartis AG (A.D.R.) *                        167,207
3,667   Pfizer, Inc.                                  91,382
2,025   Roche Holdings AG (A.D.R.) *                  150,757
9,840   Schering-Plough Corp.                         186,862
1,102   Teva Pharmaceutical Industries Ltd.           45,380
                                                     $1,585,719
        Total Pharmaceuticals & Biotechnology        $1,617,802
        Banks - 2.7 %
        Diversified Banks - 1.1 %
3,370   Bank of America Corp.                        $153,470
5,745   U.S. Bancorp                                  175,223
2,001   Wachovia Corp.                                112,156
2,844   Wells Fargo  & Co.                            181,646
                                                     $622,495
        Regional Banks - 1.2 %
840     Compass Bancshares Inc                       $42,512
2,100   First Horizon National Corp.                  87,465
7,286   National City Corp.                           254,281
2,712   SunTrust Banks, Inc.                          197,325
1,112   Zions Bancorporation                          91,996
                                                     $673,579
        Thrifts & Mortgage Finance - 0.4 %
1,267   Golden West Financial Corp.                  $86,029
4,236   Washington Mutual, Inc.                       180,538
                                                     $266,567
        Total Banks                                  $1,562,641
        Diversified Financials - 2.1 %
        Asset Management & Custody Banks - 1.3 %
2,574   Federated Investors, Inc. *                  $100,515
4,095   State Street Corp.                            247,461
5,202   T. Rowe Price Associates, Inc.                406,848
                                                     $754,824
        Consumer Finance - 0.3 %
2,662   American Express Co.                         $139,888
        Investment Banking & Brokerage - 0.3 %
2,358   Merrill Lynch & Co., Inc.                    $185,716
        Other Diversified Finance Services - 0.2 %
2,420   Citigroup, Inc.                              $114,297
        Total Diversified Financials                 $1,194,725
        Insurance - 0.9 %
        Multi-Line Insurance - 0.1 %
462     Hartford Financial Services Group, Inc.      $37,214
        Property & Casualty Insurance - 0.8 %
716     ACE Ltd.                                     $37,239
1,224   Axis Capital holdings Ltd.                    36,598
2,906   Chubb Corp.                                   277,349
1,913   Safeco Corp.                                  96,052
                                                     $447,238
        Total Insurance                              $484,452
        Software & Services - 1.1 %
        Application Software - 0.3 %
4,091   Adobe Systems, Inc. *                        $142,858
        Data Processing & Outsourced Services - 0.4 %
2,595   Automatic Data Processing, Inc.              $118,540
1,342   DST Systems, Inc. *                           77,755
1,377   Fiserv, Inc. *                                58,591
                                                     $254,886
        Systems Software - 0.4 %
8,096   Microsoft Corp.                              $220,292
        Total Software & Services                    $618,036
        Technology Hardware & Equipment - 2.2 %
        Communications Equipment - 1.0 %
4,974   Cisco Systems, Inc. *                        $107,787
11,021  Motorola, Inc.                                252,491
9,323   Nokia Corp. (A.D.R.)                          193,173
                                                     $553,451
        Computer Hardware - 0.8 %
4,506   Dell, Inc. *                                 $134,099
6,165   Hewlett-Packard Co.                           202,829
21,255  Sun Microsystems, Inc. *                      109,038
                                                     $445,966
        Computer Storage & Peripherals - 0.0 %
1,306   EMC Corp. *                                  $17,801
        Office Electronics - 0.4 %
3,234   Canon, Inc. (A.D.R.)                         $213,606
        Total Technology Hardware & Equipment        $1,230,824
        Semiconductors - 0.9 %
        Semiconductor Equipment - 0.1 %
4,239   Applied Materials, Inc.                      $74,225
        Semiconductors - 0.8 %
1,257   Freescale Semiconductor Inc. (Class B) *     $34,907
8,663   Intel Corp.                                   167,629
7,752   Texas Instruments, Inc.                       251,707
                                                     $454,243
        Total Semiconductors                         $528,468
        Telecommunication Services - 1.4 %
        Integrated Telecom Services - 1.2 %
7,790   BellSouth Corp.                              $269,924
484     Century Telephone Enterprises, Inc.           18,934
11,716  AT&T Corp.                                    316,801
2,714   Verizon Communications, Inc.                  92,439
                                                     $698,098
        Wireless Telecommuni Cation Services - 0.2 %
1,226   Alltel Corp.                                 $79,384
        Total Telecommunication Services             $777,482
        Utilities - 0.6 %
        Electric Utilities - 0.2 %
396     Exelon Corp.                                 $20,948
2,865   Southern Co.                                  93,886
                                                     $114,834
        Multi-Utilities - 0.4 %
1,947   Consolidated Edison, Inc.                    $84,695
2,518   KeySpan Energy Corp.                          102,911
524     PG&E Corp.                                    20,384
                                                     $207,990
        Total Utilities                              $322,824
        (Cost   $16,046,324)                         $18,059,267
PrincipaUS Government Obligations - 68.5 %
amount  Government - 68.5 %
46,600,0U.S. Treasury Strip, 0%, 11/15/09            $39,029,364
        Total U.S. Government Obligations            $39,029,364
        (Cost   $40,356,856)                         $39,029,364


        TOTAL INVESTMENTS IN SECURITIES - 100.2%
        (Cost   $56,403,180) (a)                     $57,088,631
        OTHER ASSETS AND LIABILITIES - (0.2%)        $(124,230)
        TOTAL ASSETS NET ASSETS - 100.0%             $56,964,401

(a)     At March 31, 2006, the net unrealized gain on investment

        Aggregate gross unrealized gain for all inves$1,678,556

        Aggregate gross unrealized loss for all inves(1,121,918)

        Net unrealized gain                          $556,638


         Pioneer Protected Principal Plus Fund II
         Schedule of Investments  3/31/06

Shares                                                 Value
         Common Stock - 20.6 %
         Diversified Financials - 20.6 %
         Other Diversified Finance Services - 20.6 %
272,618  Pioneer Equity Income Fund Class Y *         $8,271,241
141,136  Pioneer Fund Class Y                          6,541,669
                                                      $14,812,910
         Total Diversified Financials
         (Cost   $13,923,802)                         $14,812,910
Principal US Government Obligations - 79.6 %
Amount   Government - 79.6 %
         Government - 79.6 %
69,400,000U.S. Treasury Strip, 0%, 5/15/10            $57,020,706
         Total U.S. Government Obligations
         (Cost   $59,363,981)                         $57,020,706

         TOTAL INVESTMENTS IN SECURITIES - 100.2%
         (Cost   $73,287,783) (a)                      71,833,616
         OTHER ASSETS AND LIABILITIES - (0.2%)        $(164,672)
         TOTAL ASSETS NET ASSETS-100.0%               $71,668,944

(a)      At March 31, 2006, the net unrealized gain on investment

         Aggregate gross unrealized gain for all inves$726,317

         Aggregate gross unrealized loss for all inves(1,756,448)

         Net unrealized loss                         $(1,030,131)




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.